U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.

1.  	Name and address of issuer:
		Prudential Small Company Value Fund, Inc.
           100 Mulberry Street
           Gateway Center Three
           Newark, NJ 07102-4077

2.  Name of each series or class of securities for which
this Form is filed (If the Form is being filed for all
	series and classes of securities of the issuer,
check 	the box but do not list series or classes):
[
X
]
3.	Investment Company Act File Number: 811-3084

Securities Act File Number: 2-68723

4(a).Last day of fiscal year for which this notice is filed:
September 30, 1999.

 (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

	5.	Calculation of registration fee:

    (i) Aggregate sale price of securities
             sold during the fiscal year in
             reliance on rule 24(f):            $673,990,007

   (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
             (if applicable):  		          $799,953,185


   iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year                        ending no
earlier
than October 11,1995 that                     were not previously used to
reduce registration                 fees payable to the Commission.  $_-0-__
_____

(iv)  Total available redemption credits
	   [add items 5(ii) and 5(iii)].	  $799,953,185

(v)  Net sales - If item 5(i)is greater
    than Item 5 (iv) [subtract item 5(iv)
    from item 5(i).		       $________

(vi)  Redemption credits available for use in
future years.-if item 5(i)is less than item         5(iv)
[subtract item 5(i)from item (5(iv)]
               $125,963,178

  (vii) Multiplier for determining registration
     fee. (See instruction C.9):    X   .000264  _

(viii)  Registration fee due [multiply item
	   5(v) by item 5 (vii)] enter 0 if
      no fee is due.			= $  -0-

6.  Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or other units) deducted here: -0-____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
in future fiscal years, then state that number here:      -0-
    .

7.  Interest due - if this Form is being filed more  than 90 days after the end of the issuers fiscal year (See
Instruction D):                     +$ _-0-_______

8. Total amount of the registration fee due
   plus any interest due [line 5(viii) plus
   line 7]:					  =$   -0-


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:



   Method of Delivery:	N/A

			[ ]	Wire Transfer
			[ ]  Mail or other means




	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	/s/ Marguerite E.H. Morrison
					Marguerite E.H. Morrison
						Secretary


	Date: December 8, 1999





















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